FEE AND COMISSION INCOME	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FEE AND COMISSION INCOME

28)	FEE AND COMISSION INCOME

	R$ thousands
	Year ended December 31
	2024	2023	2022
Fee and commission income
Credit card income	9,751,730	9,469,889	9,088,525
Current accounts	6,885,129	7,026,304	7,704,791
Collections	1,540,117	1,717,627	1,851,107
Guarantees	1,335,952	1,163,831	1,098,907
Asset management	1,394,247	1,485,465	1,256,998
Consortium management	2,673,025	2,289,698	2,250,563
Custody and brokerage services	1,429,362	1,234,554	1,320,982
Capital Markets / Financial Advisory Services	1,668,543	1,222,074	1,032,534
Payments	389,389	430,208	440,319
Other	1,268,993	917,113	1,079,394
Total	28,336,487	26,956,763	27,124,120